Note 2 - Allowance for Credit Losses: Troubled Debt Restructurings on Financing Receivables (Tables)	3 Months Ended
Mar. 31, 2022
Tables/Schedules
Troubled Debt Restructurings on Financing Receivables

	Number Of Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Live Check Consumer Loans	1,072	$ 2,036,589	$ 1,990,161
Premier Consumer Loans	196	1,317,857	1,262,864
Other Consumer Loans	4,535	17,081,461	16,386,143
Real Estate Loans	7	86,577	86,577
Sales Finance Contracts	221	1,581,176	1,492,524
Total	6,031	$ 22,103,660	$ 21,218,269

The following table presents a summary of loans that were restructured during the three months ended March 31, 2021.

	Number Of Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Live Check Consumer Loans	607	$ 1,135,707	$ 1,105,659
Premier Consumer Loans	118	706,551	670,776
Other Consumer Loans	2,986	10,641,761	10,194,316
Real Estate Loans	11	168,829	168,604
Sales Finance Contracts	215	1,384,117	1,352,988
Total	3,937	$ 14,036,965	$ 13,492,343

TDRs that occurred during the twelve months ended March 31, 2022 and subsequently defaulted during the three months ended March 31, 2022 are listed below.

	Number Of Loans	Pre-Modification Recorded Investment

Live Check Consumer Loans	361	$ 663,215
Premier Consumer Loans	46	234,097
Other Consumer Loans	1,226	2,747,964
Real Estate Loans	-	-
Sales Finance Contracts	46	219,891
Total	1,679	$ 3,865,167

TDRs that occurred during the twelve months ended March 31, 2021 and subsequently defaulted during the three months ended March 31, 2021 are listed below.

	Number Of Loans	Pre-Modification Recorded Investment

Live Check Consumer Loans	241	$ 437,937
Premier Consumer Loans	31	193,264
Other Consumer Loans	841	1,948,819
Real Estate Loans	-	-
Sales Finance Contracts	42	141,284
Total	1,155	$ 2,271,304